4. NET OPERATING REVENUE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Gross operating revenue	R$ 12,267,543	R$ 13,700,263	R$ 16,169,775
Deductions from gross revenue	(2,983,240)	(3,208,167)	(3,959,715)
Taxes	(2,705,318)	(3,105,263)	(3,872,948)
Other deductions	(277,922)	(102,904)	(86,767)
Net operating revenue	R$ 9,284,303	R$ 10,492,096	R$ 12,210,060